Investments Accounted for Using the Equity Method - Summarized Financial Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 TWD ($)
Disclosure of associates and joint ventures [line items]
Current assets	$ 144,938,272		$ 142,789,659		$ 4,889,955
Non-current assets	218,984,000		215,140,917		7,388,124
Current liabilities	(108,376,737)		(106,969,574)		(3,656,434)
Non-current liabilities	(54,235,348)		(84,119,837)		(1,829,803)
Equity	201,310,187		166,841,165	$ 165,924,980	6,791,842		$ 155,691,394
Goodwill	9,934,494		10,490,309	10,506,519	335,172	$ 353,924	10,445,415
Carrying amount	48,267,237		49,154,140		1,628,449
Operating revenue	290,441,208	$ 9,798,961	274,884,107	283,302,536
Gross profit	52,732,271	1,779,091	53,187,185	50,135,228
Profit before income tax	31,020,663	1,046,581	27,968,705	25,011,788
Net profit for the year	24,497,060	826,487	22,577,861	20,700,715
Other comprehensive income (loss) for the year	(4,637,933)	(156,475)	(7,959,259)	(147,547)
Total comprehensive income for the year	19,859,127	$ 670,012	14,618,602	20,553,168
Cost [member]
Disclosure of associates and joint ventures [line items]
Goodwill	12,348,607		12,479,305	$ 12,495,515	416,620	$ 421,029	$ 12,434,411
Carrying amount	48,567,386		49,454,289		1,638,576
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Current assets	49,065,912		50,451,295		1,655,395
Non-current assets	101,693,417		107,573,251		3,430,952
Current liabilities	(26,194,615)		(41,088,439)		(883,759)
Non-current liabilities	(27,213,266)		(17,518,410)		(918,126)
Equity	$ 97,351,448		$ 99,417,697		3,284,462
Proportion of the Group's ownership interest in SPIL	33.29%	33.29%	33.29%
Net assets attributable to the Group	$ 32,408,297		$ 33,096,151		1,093,397
Goodwill	12,802,074		12,802,074		431,919
Operating revenue	83,554,385	$ 2,818,974	85,111,913
Gross profit	12,464,792	420,540	15,027,247
Profit before income tax	4,347,810	146,687	7,351,661
Net profit for the year	2,822,231	95,217	5,484,462
Other comprehensive income (loss) for the year	579,057	19,536	(2,373,532)
Total comprehensive income for the year	3,401,288	114,753	3,110,930
Cash dividends received from SPIL	1,815,275	$ 61,244	3,941,740
Siliconware Precision Industries Co., Ltd. [member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Carrying amount	$ 45,210,371		$ 45,898,225		$ 1,525,316